Income Taxes - Unrecognized tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Income Taxes
Unrecognized tax benefit related to tax loss carryforwards	¥ 23,300		¥ 24,228		$ 3,403
Unrecognized tax benefits, Effective tax rate	2,571		955		375
Reconciliation of unrecognized tax benefit
Balance at beginning	25,183	$ 3,678	15,991
Increase	5,542	809	11,424
Decrease	(4,854)	(709)	(2,232)
Balance at end	25,871	3,778	25,183	¥ 15,991
Interest expense accrued in relation to the unrecognized tax benefit	1,096	$ 160	1,604	¥ 1,494
Accumulated interest expense recorded in unrecognized tax benefit	¥ 6,310		¥ 5,214		$ 922